UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: February 29, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 29, 2016

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset SMASh Series TF Fund for the period since the Fund’s inception on December 23, 2015 through February 29, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2016

II	Western Asset SMASh Series TF Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes. We select securities to buy and sell for the Fund primarily by seeking to identify undervalued sectors and individual securities, while also selecting securities that we believe will benefit from anticipated changes in market conditions. We seek to enhance returns and reduce risks by taking advantage of shifts in the municipal yield curve, credit quality spreads and variations in market sectors.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax but which may be subject to the federal alternative minimum tax. The Fund’s 80% investment policy may not be changed without shareholder approval. Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Although the Fund may invest in securities of any maturity, it normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund typically focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated, that we determined to be of comparable credit quality) but may, from time to time, invest to no specified limit in below investment grade bonds (commonly known as “high yield” or “junk” bonds).

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% investment policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening durationi) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset SMASh Series TF Fund 2016 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields declined during the period since the Fund’s inception on December 23, 2015 through February 29, 2016, the reporting period. Two-year Treasury yields fell from 1.01% at the beginning of the period to 0.78% at the end of the period. Their peak of 1.09% occurred December 29, 2015 and they were as low as 0.64% on February 11, 2016. Ten-year Treasury yields were 2.27% at the beginning of the period and ended the period at 1.74%. Their peak of 2.32% was on December 29, 2015 and their low of 1.63% occurred on February 11, 2016.

The municipal bond market generated a positive return during the reporting period, as the Barclays Municipal Bond Indexii gained 1.45%. The overall creditworthiness of the municipal bond market has seemingly improved as the U.S. economy continues to expand.

Q. How did we respond to these changing market conditions?

A. The reporting period was largely devoted to ramping up the portfolio, as we opportunistically invested the Fund’s cash in municipal securities that met our stringent requirements. By the end of the reporting period, the vast majority of the Fund was invested.

Performance review

For the period since the Fund’s inception on December 23, 2015 through February 29, 2016, Western Asset SMASh Series TF Fund returned 0.73%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned 1.45% for the same period.

Performance Snapshot as of February 29, 2016 (unaudited)
Since Fund Inception*
Western Asset SMASh Series TF Fund	0.73%
Barclays Municipal Bond Index	1.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager.

2	Western Asset SMASh Series TF Fund 2016 Annual Report

The Fund’s 30-Day SEC Yield for the period ended February 29, 2016 was 3.15%. Absent current fee waivers and/or expense reimbursements, the 30-Day SEC Yield would have been -9.37%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

* The Fund’s inception date is December 23, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 23, 2015, the gross total annual operating expense ratio for the Fund was 3.18%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2017, without the Board of Trustees’ consent. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

Q. What were the leading contributors to performance?

A. During the reporting period from the Fund’s inception through February 29, 2016, the largest contributor to the Fund’s relative performance was its positioning in a number of sectors. In particular, an overweight to the Industrial Revenue sector, security selection and an underweight to the Health Care sector and underweights to State General Obligation bonds were the most beneficial for performance. Additionally, security selection in the Water & Sewer and Power sectors was additive to results.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its duration positioning. Having a duration that, on average, was shorter than the benchmark was negative for results as rates declined during the period. Security selection in the Special Tax Obligation and Industrial Revenue sectors modestly detracted from performance.

Thank you for your investment in Western Asset SMASh Series TF Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

March 21, 2016

RISKS: The Fund’s fixed-income securities involve interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Municipal

Western Asset SMASh Series TF Fund 2016 Annual Report	3

Fund overview (cont’d)

securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a small number of issuers, the Fund will be more susceptible to negative events affecting those issuers. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

4	Western Asset SMASh Series TF Fund 2016 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2016 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2015 and held for the six months ended February 29, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[5]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3],4	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,6]
0.73%	$1,000.00	$1,007.30	0.00%	$0.00	5.00%	$1,000.00	$1,024.86	0.00%	$0.00
[1]	For the period December 23, 2015 (inception date) to February 29, 2016.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

6	Western Asset SMASh Series TF Fund 2016 Annual Report

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (68), then divided by 366.

[5]	For the six months ended February 29, 2016.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset SMASh Series TF Fund 2016 Annual Report	7

Fund performance (unaudited)

Average annual total returns[1]
Inception* through 2/29/16	0.73	%†

Cumulative total returns[1]
Inception date of 12/23/15 through 2/29/16	0.73%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results for longer periods will differ, in some cases, substantially. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

†	Not annualized.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date of the Fund is December 23, 2015.

8	Western Asset SMASh Series TF Fund 2016 Annual Report

Historical performance

Value of $10,000 invested in

Shares of Western Asset SMASh Series TF Fund vs. Barclays Municipal Bond Index† — December 23, 2015 - February 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results for longer periods will differ, in some cases, substantially. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

†	Hypothetical illustration of $10,000 invested in Western Asset SMASh Series TF Fund on December 23, 2015 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 29, 2016. The hypothetical illustration also assumes a $10,000 investment in the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Western Asset SMASh Series TF Fund 2016 Annual Report	9

Spread duration (unaudited)

Economic exposure — February 29, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA SMASh TF	— Western Asset SMASh Series TF Fund

10	Western Asset SMASh Series TF Fund 2016 Annual Report

Effective duration (unaudited)

Interest rate exposure — February 29, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA SMASh TF	— Western Asset SMASh Series TF Fund

Western Asset SMASh Series TF Fund 2016 Annual Report	11

Schedule of investments

February 29, 2016

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 87.2%
Alabama — 5.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.000%	10/1/42	$100,000	$116,518
Arizona — 3.7%
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	75,000	83,947
California — 9.6%
California State Health Facilities Financing Authority Revenue, Memorial Health Services	5.000%	10/1/33	75,000	86,208
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	100,000	130,344
Total California				216,552
Colorado — 3.8%
University of Colorado Enterprise Revenue	5.000%	6/1/37	75,000	85,868
Delaware — 3.9%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	88,495
Florida — 5.1%
Florida State Board of Education, Public Education Capital Outlay Bonds, GO	5.125%	6/1/40	100,000	115,028
Georgia — 6.9%
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/17	150,000	156,073
Illinois — 4.8%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue	5.250%	12/1/40	100,000	108,921
Iowa — 4.8%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	105,000	109,428
Massachusetts — 5.1%
Massachusetts State DFA Revenue, Partners Healthcare System	5.000%	7/1/47	100,000	115,055
New Jersey — 9.8%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.000%	6/15/45	100,000	105,149
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	100,000	116,910
Total New Jersey				222,059
New York — 10.0%
Monroe County, NY, Industrial Development Corp. Revenue	5.000%	7/1/36	105,000	120,441
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	100,000	106,449	(a)
Total New York				226,890
South Carolina — 3.7%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center	5.000%	11/1/37	75,000	83,025

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2016 Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 5.4%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	$100,000	$123,066
Texas — 5.4%
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	100,000	122,999
Total Investments before Short-Term Investments (Cost — $1,964,301)				1,973,924
Short-Term Investments — 13.2%
California — 4.4%
California Statewide CDA Revenue, Kaiser Permanente	0.010%	4/1/38	100,000	100,000	(b)(c)
New York — 4.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-State Street Bank & Trust Co.	0.010%	6/15/32	100,000	100,000	(b)(c)
North Carolina — 4.4%
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.020%	2/1/34	100,000	100,000	(b)(c)
Total Short-Term Investments (Cost — $300,000)				300,000
Total Investments — 100.4% (Cost — $2,264,301#)				2,273,924
Liabilities in Excess of Other Assets — (0.4)%				(10,184)
Total Net Assets — 100.0%				$2,263,740

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(c)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
GO	— General Obligation
IDA	— Industrial Development Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2016 Annual Report	13

Schedule of investments (cont’d)

February 29, 2016

Western Asset SMASh Series TF Fund

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	5.1%
AA/Aa	30.2
A	27.8
BBB/Baa	14.2
BB/Ba	4.8
A-1/VMIG 1	13.2
NR***	4.7
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2016 Annual Report

Statement of assets and liabilities

February 29, 2016

Assets:
Investments, at value (Cost — $2,264,301)	$2,273,924
Deferred offering costs	78,437
Interest receivable	25,840
Receivable from investment manager	23,123
Prepaid expenses	43
Total Assets	2,401,367

Liabilities:
Payable for offering and organization costs	97,740
Due to custodian	3,744
Trustees’ fees payable	3
Accrued expenses	36,140
Total Liabilities	137,627
Total Net Assets	$2,263,740

Net Assets:
Par value (Note 5)	$2
Paid-in capital in excess of par value	2,251,512
Undistributed net investment income	2,489
Accumulated net realized gain on investments	114
Net unrealized appreciation on investments	9,623
Total Net Assets	$2,263,740

Shares Outstanding	225,151

Net Asset Value	$10.05

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2016 Annual Report	15

Statement of operations

For the Period Ended February 29, 2016†

Investment Income:
Interest	$7,764

Expenses:
Organization costs (Note 1)	37,500
Audit and tax fees	20,000
Offering costs (Note 1)	17,898
Shareholder reports	8,000
Fund accounting fees	3,386
Legal fees	3,000
Custody fees	777
Transfer agent fees	131
Trustees’ fees	13
Registration fees	4
Miscellaneous expenses	1,000
Total Expenses	91,709
Less: Fee waivers and/or expense reimbursements (Note 2)	(91,709)
Net Investment Income	7,764

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	114
Change in Net Unrealized Appreciation (Depreciation) From Investments	9,623
Net Gain on Investments	9,737
Increase in Net Assets From Operations	$17,501

†	For the period December 23, 2015 (inception date) to February 29, 2016.

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2016 Annual Report

Statement of changes in net assets

For the Period Ended February 29,	2016†

Operations:
Net investment income	$7,764
Net realized gain	114
Change in net unrealized appreciation (depreciation)	9,623
Increase in Net Assets From Operations	17,501

Distributions to Shareholders From (Note 1):
Net investment income	(5,275)
Decrease in Net Assets From Distributions to Shareholders	(5,275)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	2,251,514
Increase in Net Assets From Fund Share Transactions	2,251,514
Increase in Net Assets	2,263,740

Net Assets:
Beginning of period	—
End of period*	$2,263,740
*Includes undistributed net investment income of:	$2,489

†	For the period December 23, 2015 (inception date) to February 29, 2016.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2016 Annual Report	17

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
2016[1,2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.04
Total income from operations	0.07

Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$10.05
Total return[3]	0.73%

Net assets, end of period (000s)	$2,264

Ratios to average net assets:
Gross expenses[4,5]	21.80%
Net expenses[4,6,7]	0.00
Net investment income[4]	1.85

Portfolio turnover rate	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 23, 2015 (inception date) to February 29, 2016.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset SMASh Series TF Fund 2016 Annual Report	19

Notes to financial statements (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

20	Western Asset SMASh Series TF Fund 2016 Annual Report

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$1,973,924	—	$1,973,924
Short-term investments†	—	300,000	—	300,000
Total investments	—	$2,273,924	—	$2,273,924

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(e) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(f) Offering costs. Costs incurred by the Fund in connection with commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to

Western Asset SMASh Series TF Fund 2016 Annual Report	21

Notes to financial statements (cont’d)

distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of February 29, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current fiscal period, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the period ended February 29, 2016, fees waived and/or expenses reimbursed amounted to $91,709.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

22	Western Asset SMASh Series TF Fund 2016 Annual Report

3. Investments

During the period ended February 29, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,997,032
Sales	28,952

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,374
Gross unrealized depreciation	(4,751)
Net unrealized appreciation	$9,623

4. Derivative instruments and hedging activities

During the period ended February 29, 2016, the Fund did not invest in derivative instruments.

5 . Shares of beneficial interest

At February 29, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

Period Ended February 29, 2016†
Shares sold	225,151
Net increase	225,151

†	For the period December 23, 2015 (inception date) to February 29, 2016.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal period ended February 29, 2016 was as follows:

2016
Distributions paid from:
Tax-exempt income	$5,275

As of February 29, 2016, there were no significant differences between the book and tax components of net assets.

Western Asset SMASh Series TF Fund 2016 Annual Report	23

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset SMASh Series TF Fund (the “Fund”), a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of February 29, 2016, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 23, 2015 (inception date) to February 29, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset SMASh Series TF Fund as of February 29, 2016, and the results of its operations, changes in its net assets, and financial highlights for the period from December 23, 2015 (inception date) to February 29, 2016, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 21, 2016

24	Western Asset SMASh Series TF Fund 2016 Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series TF Fund, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below.

The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the

Western Asset SMASh Series TF Fund	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs established pursuant to Rule 38a-1 under the 1940 Act, had expanded over time as a result of regulatory, market and other developments. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. The Board also considered the proposed policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board noted that the Fund was newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and

26	Western Asset SMASh Series TF Fund

discuss with management performance information for the Fund and for a group of comparable funds selected by Lipper, Inc. (currently Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fees and expected expense ratios

The Board noted that the Fund does not expect to pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses of the Fund and fees and expenses of any other acquired fund. The Board considered that this arrangement is expected to continue through December 2017, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered. In addition, the Board recognized that shareholders of the Fund are expected to be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate is expected to receive a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant is expected to pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund pays no management fees to the Manager. The Board

Western Asset SMASh Series TF Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes and extraordinary expenses of the Fund and fees and expenses of any other acquired fund.

The Board determined that the proposed management fee structure for the Fund was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

28	Western Asset SMASh Series TF Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset SMASh Series TF Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1989 (Chair of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Western Asset SMASh Series TF Fund	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

30	Western Asset SMASh Series TF Fund

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	54
Other board memberships held by Trustee during past five years	None

Western Asset SMASh Series TF Fund	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 161 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

32	Western Asset SMASh Series TF Fund

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset SMASh Series TF Fund	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

34	Western Asset SMASh Series TF Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable period ended February 29, 2016 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Western Asset SMASh Series TF Fund	35

Western Asset

SMASh Series TF Fund

Trustees

Elliott J. Berv*

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust**

*	Effective February 10, 2016, Mr. Berv became Chair.
**	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX257523 4/16 SR16-2727

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last reporting period ending February 29, 2016 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $0 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Period for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in 2016.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% for 2016; Tax Fees were 100% for 2016; and Other Fees were 100% for 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2016